Commitments and Contingencies - Total Rent Expense Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases [Line Items]
Rent expense under operating leases	$ 7,171	$ 6,343	$ 5,906
Cost of Sales [Member]
Operating Leases [Line Items]
Rent expense under operating leases	573	435	382
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Rent expense under operating leases	32	113	173
Administrative [Member]
Operating Leases [Line Items]
Rent expense under operating leases	$ 6,566	$ 5,795	$ 5,351